Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	88 Months Ended	116 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000033214 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.57%	7.39%			17.68%
C000033215 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.80%	7.60%			17.91%
C000033216 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.94%	5.86%			16.69%
C000033217 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.03%	6.85%			17.09%
C000174988 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.96%	7.76%		19.10%
C000212516 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.53%	8.31%	17.39%
Without Sales Load [Member] | C000033216 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.29%	7.12%			17.38%
Russell 1000 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.94%	12.12%			14.82%
Russell 1000 (Inception Date 12/1/16) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.94%	12.12%		15.16%
Russell 1000 (Inception Date 4/1/19) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.94%	12.12%	15.43%
Russell 1000 Growth [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.03%	11.88%			17.46%
Russell 1000 Growth (Inception Date 12/1/16) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.03%	11.88%		18.27%
Russell 1000 Growth (Inception Date 4/1/19) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.03%	11.88%	17.62%